Basis Of Presentation and Summary of Significant Accounting Policies Supplemental Cash Flow Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Supplemental Cash Flow Information [Line Items]
Interest Paid	$ 192.7	$ 237.5	$ 350.6	$ 422.5	$ 386.4
Income taxes paid	43.6	52.4	74.8	82.5	64.9
Capital lease transaction			16.1	17.0	16.2
Payments Related to Tax Withholding for Share-based Compensation			26.9	27.0	25.9
ARAMARK Holdings Corporation | Common Stock
Supplemental Cash Flow Information [Line Items]
Stock Repurchased During Period, Value			$ 3.5	$ 6.7	$ 4.8